Expense Example - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2040 Fund - Fidelity Advisor Freedom Blend 2040 Fund - Class Z6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356